SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Components of Inventory (Details) - USD ($) $ in Thousands	Oct. 28, 2018	Oct. 29, 2017
Accounting Policies [Abstract]
Raw materials	$ 205,902	$ 150,919
Work in process and finished goods	48,629	47,377
Inventory, net	$ 254,531	$ 198,296